Short-Term Bank Loan (Details)	1 Months Ended
Apr. 16, 2020 USD ($)
Short Term Bank Loan [Abstract]
Loan proceeds amount	$ 163,200
Paycheck protection program loan, description	The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business.
Interest rate percentage	1.00%